UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  MARBLE HARBOR INVESTMENT COUNSEL, LLC

   Address:               101 FEDERAL STREET, SUITE 2210
                          BOSTON, MA  02110

   Form 13F File Number:  028-12079


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Paul R. Davis

   Title:                 Managing Member

   Phone:                 617-956-6710

   Signature, Place, and Date of Signing:

     /s/ Paul R. Davis            Boston, MA               05/07/09
     -----------------          -------------             ----------
        (Signature)             (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                101

Form 13F Information Value Total (thousands):     $135,187


List of Other Included Managers: NONE

Form 13F-HR Information Table

                              Title of                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                  Class            CUSIP     (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                  -----            -----     --------  -------  ---  ----  ----------  --------  ----   ------   ----
3M Company                      Common          88579Y101     2624     52786                SOLE               45686            7100
Abbott Laboratories             Common          002824100     7981    167337                SOLE              139254           28083
Aflac Inc                       Common          001055102     1069     55258                SOLE               46158            9100
Air Products & Chemicals Inc    Common          009158106     2454     43636                SOLE               41864            1772
American Intl Group Inc         Common          026874107       22     22770                SOLE                8768           14002
Amgen Inc                       Common          031162100      767     15500                SOLE               13800            1700
Apache Corp                     Common          037411105      403      6300                SOLE                3700            2600
Applied Neurosolutions          Common          03823Y104        4    300000                SOLE                              300000
Archer-Daniels-Midland Co       Common          039483102      277     10000                SOLE                5000            5000
AT&T Inc                        Common          00206R102     1326     52631                SOLE               41731           10900
Automatic Data Processing Inc   Common          053015103     4008    114004                SOLE               93254           20750
Bank of America Corp            Common          060505104      191     28131                SOLE               10131           18000
Bank of New York Mellon Corp    Common          064058100      399     14131                SOLE               14131
BBH International               Common          05528X307      113     12782                SOLE               12782
Berkshire Hathaway Inc          Class B         084670207      809       287                SOLE                 186             101
Boeing                          Common          097023105      270      7600                SOLE                5400            2200
BP Plc                          Sponsored ADR   055622104     1163     29011                SOLE               23511            5500
Bristol-Myers Squibb Co         Common          110122108      258     11800                SOLE                8800            3000
CDN Superior Energy             Common          136644101        5     11000                SOLE                               11000
C R Bard Inc                    Common          067383109      263      3300                SOLE                1500            1800
Chevron Corp                    Common          166764100     1231     18317                SOLE               17409             908
Chubb Corp                      Common          171232101      478     11312                SOLE               11312
Cisco Systems Inc               Common          17275R102     2426    144682                SOLE              137024            7658
Coca-Cola Co                    Common          191216100     2807     63883                SOLE               45627           18256
Colgate-Palmolove               Common          194162103      512      8694                SOLE                8694
Costco Wholesale Corp           Common          22160k105      208      4500                SOLE                4500
Covidien Ltd                    Common          g2552x108      425     12814                SOLE                6404            6410
CVS Caremark Corp               Common          126650100      244      8880                SOLE                7880            1000
Danaher Corp Com                Common          235851102      300      5550                SOLE                5550
Dell Inc                        Common          24702R101      265     28026                SOLE                1000           27026
Dentsply International Inc New  Common          249030107      209      7800                SOLE                7800
Diageo PLC                      Sponsored ADR   25243Q205      868     19406                SOLE               17598            1808
Duke Energy Holding Corp        Common          26441C105     1318     92076                SOLE                7740           84336
E I Dupont Denemours & Co       Common          263534109      994     44523                SOLE               44523
Ebay Inc                        Common          278642103      224     17850                SOLE               10850            7000
Ecolab Inc                      Common          278865100     1634     47062                SOLE               38458            8604
Edwards Lifesciences Corp       Common          28176e108      557      9200                SOLE                9200
Eli Lilly & Co                  Common          532457108      367     11000                SOLE               10100             900
EMC Corp                        Common          268648102      503     44200                SOLE               41200            3000
Emerson Electric                Common          291011104     1253     43854                SOLE               30654           13200
Encana Corp                     Common          292505104      424     10455                SOLE                9755             700
Expeditors Intl of
  Washington Inc                Common          302130109     1677     59284                SOLE               51884            7400
Exxon Mobil Corp                Common          30231G102    14621    214702                SOLE              195524           19178
Fiserv                          Common          337738108     2252     61778                SOLE               44028           17750
General Electric                Common          369604103     4439    439087                SOLE              352787           86300
Genzyme Corp                    Common          372917104      434      7317                SOLE                7317
Gilead Sciences Inc Com         Common          375558103      209      4525                SOLE                4525
Healthcare Realty Tr Inc        Common          421946104      596     39800                SOLE               36600            3200
Hewlett-Packard Co              Common          428236103      702     21923                SOLE               17099            4824

                              Title of                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                  Class            CUSIP     (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                  -----            -----     --------  -------  ---  ----  ----------  --------  ----   ------   ----
Huntington Bancshares Inc     Common            446150104      115     69793                SOLE               54394           15399
Idexx Labs Inc Com            Common            45168D104      505     14605                SOLE               12305            2300
Intel Corp                    Common            458140100     1210     80506                SOLE               51446           29060
Intl Business Machines        Common            459200101     1304     13463                SOLE               10143            3320
Iron Mountain Inc             Common            462846106     3869    174527                SOLE              139104           35423
Ishares Tr                    S&P NA SEMICND    464287523      601     19300                SOLE               11250            8050
Johnson & Johnson             Common            478160104     2815     53536                SOLE               46706            6830
Johnson Controls Inc          Common            478366107      264     22000                SOLE               13400            8600
JP Morgan Chase & Co          Common            46625H100      533     20053                SOLE               15880            4173
Kimberly-Clark Corp           Common            494368103      530     11508                SOLE                7108            4400
Linear Technology Corp        Common            535678106     3435    149507                SOLE              114953           34554
McDonald's Corp               Common            580135101     1711     31355                SOLE               27555            3800
Medtronic Inc                 Common            585055106     1342     45542                SOLE               36292            9250
Merck & Co                    Common            589331107     1526     57066                SOLE               52566            4500
Microsoft Corp                Common            594918104     2381    129630                SOLE               99512           30118
Molex Inc                     Class  A          608554200      696     55100                SOLE               44500           10600
MRV Communications Inc        Common            553477100        3     12000                SOLE                               12000
Nokia Corp                    Spons ADR         654902204      144     12400                SOLE               12400
O'Reilly Automotive Inc       Common            686091109      583     16669                SOLE               16669
Pepsico Inc                   Common            713448108     4638     90103                SOLE               81418            8685
Petsmart Inc                  Common            716768106     1263     60305                SOLE               47405           12900
Pfizer Inc                    Common            717081103     2574    189055                SOLE              167853           21202
Philip Morris Int'l           Common            718172109      279      7855                SOLE                4055            3800
DEUTSCHE BK AG LONDON BRH     PS CR OIL DD ETN  25154k882       41     15000                SOLE                7500            7500
Praxair Inc                   Common            74005p104      752     11186                SOLE               11186
Procter & Gamble Co           Common            742718109    10657    226323                SOLE              210288           16035
Progressive Corp (Ohio)       Common            743315103      939     69900                SOLE               43950           25950
Qualcomm Inc                  Common            747525103      444     11417                SOLE               11417
Rohm & Haas Co                Common            775371107      630      8000                SOLE                4000            4000
Royal Dutch Shell PLC         Spons ADR A       780259206      489     11051                SOLE                8551            2500
Schlumberger                  Common            806857108     1684     41460                SOLE               36500            4960
Sigma-Aldrich Corp            Common            826552101      765     20260                SOLE               14495            5765
SPDR SERIES TRUST             OILGAS EQUIP      78464a748      508     30450                SOLE               16600           13850
Spectra Energy Corp           Common            847560109      603     42668                SOLE                 500           42168
Staples Inc                   Common            855030102     1917    105862                SOLE              101662            4200
Stericycle Inc                Common            858912108     1439     30168                SOLE               24368            5800
Stryker Corp                  Common            863667101      914     26856                SOLE               22956            3900
Teva Pharmaceutical Inds      ADR               881624209     1890     41975                SOLE               40775            1200
Tyco Electronics Ltd          Common            g9144p105      119     10821                SOLE                5410            5411
Tyco International Ltd        Common            h89128104      255     13063                SOLE                6402            6661
Unilever NV                   NY Shs New        904784709      294     15000                SOLE                8000            7000
United Technologies Corp      Common            913017109     1181     27494                SOLE               27494
VANGUARD INTL EQUITY INDEX F  EMR MKT ETF       922042858      595     25285                SOLE               24285            1000
Verizon Communications        Common            92343V104      404     13398                SOLE               13213             185
Vodafone Group PLC            Spons ADR         92857W209     1069     61411                SOLE               40097           21314
Wal-Mart Stores Inc           Common            931142103     2436     46757                SOLE               26447           20310
Walgreen Co                   Common            931422109     2278     87781                SOLE               77781           10000
Walt Disney Holding Co        Common            254687106      203     11215                SOLE               11215
Wells Fargo & Co              Common            949746101     1479    103889                SOLE               80739           23150
Wyeth                         Common            983024100     1966     45698                SOLE               33350           12348
Zimmer Holdings Inc           Common            98956P102      332      9114                SOLE                5262            3852